STOCKHOLDERS' DEFICIT: Schedule of Company's Options related to the 2019 Incentive Plan (Details) - Common Stock Options - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Options or Warrants Outstanding	48,500,000	0
Options or Warrants Outstanding, Weighted Average Exercise Price	$ 0.12	$ 0
Options or Warrants Issued	14,000,000	48,500,000
Options or Warrants Issued, Weighted Average Exercise Price	$ 0.14	$ 0.12
Options or Warrants Outstanding	62,500,000	48,500,000
Options or Warrants Outstanding, Weighted Average Exercise Price	$ 0.13	$ 0.12